FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES	FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
ASC 820, Fair Value Measurement, establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 for financial assets and financial liabilities are described below:
Level 1 — Values are based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. An active market is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 — Values are based on (a) quoted prices for similar assets or liabilities in active markets; (b) quoted prices for identical or similar assets or liabilities in nonactive markets; or (c) valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3 — Values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.
The following tables set forth by level within the fair value hierarchy a summary of Master Trust investments by general types of assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Quoted Prices in Active Market for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Leveled*	Balance as of December 31, 2025
Investments:
Investments in the fair value hierarchy:
Common and preferred stock	$10,763	$—	$5	$—	$10,768
Government and agency securities	—	967	9	—	976
Corporate bonds	—	699	—	—	699
Mortgage and asset-backed securities	—	272	9	—	281
Boeing common stock	6,402	—	—	—	6,402
Mutual funds	175	—	—	—	175
Short-term investments	—	31	—	—	31
Other investments	—	10	—	—	10
Total investments in the fair value hierarchy	17,340	1,979	23	—	19,342
Investments measured at net asset value:
Common/collective trusts	—	—	—	49,406	49,406
Total investments — at fair value	17,340	1,979	23	49,406	68,748
Investments measured at contract value:
Synthetic GICs/SVF	—	—	—	10,853	10,853
Cash and cash equivalents	—	—	—	111	111
Receivables:
Receivables for securities sold	—	—	—	86	86
Accrued investment income	—	—	—	45	45
Other	1	4	—	—	5
Total receivables	1	4	—	131	136
Total assets	17,341	1,983	23	60,501	79,848

Liabilities:
Payables for securities purchased	—	—	—	218	218
Accrued investment and administration expenses	—	—	—	30	30
Other	3	6	—	10	19
Total liabilities	3	6	—	258	267

NET ASSETS	$17,338	$1,977	$23	$60,243	$79,581

	Quoted Prices in Active Market for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Leveled*	Balance as of December 31, 2024
Investments:
Investments in the fair value hierarchy:
Common and preferred stock	$8,863	$—	$4	$—	$8,867
Government and agency securities	—	727	10	—	737
Corporate bonds	—	552	1	—	553
Mortgage and asset-backed securities	—	330	26	—	356
Boeing common stock	5,434	—	—	—	5,434
Mutual funds	133	—	—	—	133
Short-term investments	—	42	—	—	42
Other investments	—	15	—	—	15
Total investments in the fair value hierarchy	14,430	1,666	41	—	16,137
Investments measured at net asset value:
Common/collective trusts	—	—	—	45,742	45,742
Total investments — at fair value	14,430	1,666	41	45,742	61,879
Investments measured at contract value:
Synthetic GICs/SVF	—	—	—	11,231	11,231
Cash and cash equivalents	—	—	—	180	180
Receivables:
Receivables for securities sold	—	—	—	166	166
Accrued investment income	—	—	—	38	38
Other	1	5	—	—	6
Total receivables	1	5	—	204	210
Total assets	14,431	1,671	41	57,357	73,500

Liabilities:
Payables for securities purchased	—	—	—	296	296
Accrued investment and administration expenses	—	—	—	26	26
Other	1	10	—	13	24
Total liabilities	1	10	—	335	346

NET ASSETS	$14,430	$1,661	$41	$57,022	$73,154
*The amounts not leveled are related to investments using NAV as a practical expedient to estimate fair value, investments measured at contract value, and non-investment assets and liabilities. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Master Trust’s statements of net assets.
Master Trust net assets at fair value classified within Level 3 consisted of common and preferred stock, government and agency securities, corporate bonds, and mortgage and asset-backed securities. Such amounts were 0.03% and 0.06% of the Master Trust’s net assets as of December 31, 2025 and 2024, respectively.
Level 3 Transfers — The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. The significance of transfers between levels is evaluated based upon the nature of the financial instrument and size of the transfer relative to net assets. There were no significant transfers into or out of Level 3 for the years ended December 31, 2025 and 2024.